OPERATING SEGMENT	12 Months Ended
Dec. 31, 2019
OPERATING SEGMENT
OPERATING SEGMENT

33. OPERATING SEGMENT

The Group has four primary reportable segments, namely mobile, consumer, enterprise, and WIB. The mobile segment provides mobile voice, SMS, value added services, and mobile broadband. The consumer segment provides Indihome (bundled services of fixed wireline, pay TV and internet) and other telecommunication services to home customers. The enterprise segment provides end-to-end solution to corporate and institutions. The WIB segment provides interconnection services, leased lines, satellite, VSAT, broadband access, information technology services, data and internet services to Other Licensed Operator companies and institutions. Other segment represents Digital Service Operating Segment that does not meet the disclosure requirements for a reportable segment. There is no operating segments have been aggregated to form the reportable segments.

Management monitors the operating results of the business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured on the basis of Indonesian Financial Accounting Standards which differ from IFRS primarily in the accounting for land rights. However, the financing activities and income taxes are managed on a group basis and not separately monitored and allocated to operating segments.

Segment revenues and expenses include transactions between operating segments and are accounted at prices that management believes represent market prices.

	2017
						Total	Adjustments &	Total
	Mobile	Consumer	Enterprise	WIB	Others	Segment	eliminations	consolidated
Segment results
Revenues
External revenues	90,073	11,105	19,130	7,439	126	127,873	383	128,256
Inter-segment revenues	3,086	287	16,801	15,305	602	36,081	(36,081)	—
Total segment revenues	93,159	11,392	35,931	22,744	728	163,954	(35,698)	128,256
Segment expenses	(53,834)	(11,923)	(35,680)	(17,944)	(1,049)	(120,430)	36,076	(84,354)
Segment results	39,325	(531)	251	4,800	(321)	43,524	378	43,902
Other information
Capital expenditures	(15,134)	(6,544)	(3,637)	(7,120)	(11)	(32,446)	(708)	(33,154)
Depreciation and amortization	(13,560)	(2,839)	(2,136)	(2,382)	(22)	(20,939)	462	(20,477)
Provision recognized in current period	(291)	(385)	(668)	(127)	(2)	(1,473)	(21)	(1,494)

	2018
						Total	Adjustments &	Total
	Mobile	Consumer	Enterprise	WIB	Others	Segment	eliminations	consolidated
Segment results
Revenues
External revenues	85,338	13,891	21,054	10,084	130	130,497	291	130,788
Inter-segment revenues	3,880	2,290	17,995	16,678	886	41,729	(41,729)	—
Total segment revenues	89,218	16,181	39,049	26,762	1,016	172,226	(41,438)	130,788
Segment expenses	(55,449)	(15,531)	(37,833)	(20,634)	(1,073)	(130,520)	38,265	(92,255)
Segment results	33,769	650	1,216	6,128	(57)	41,706	(3,173)	38,533
Other information
Capital expenditures	(14,373)	(6,958)	(5,325)	(6,321)	(18)	(32,995)	(625)	(33,620)
Depreciation and amortization	(13,095)	(3,060)	(2,128)	(3,146)	(21)	(21,450)	8	(21,442)
Provision recognized in current period	(438)	(438)	(764)	(71)	(5)	(1,716)	(363)	(2,079)

	2019
						Total	Adjustments &	Total
	Mobile	Consumer	Enterprise	WIB	Others	Segment	eliminations	consolidated
Segment results
Revenues
External revenues	87,897	17,706	18,701	10,609	197	135,110	447	135,557
Inter-segment revenues	3,163	786	16,834	16,265	1,289	38,337	(38,337)	—
Total segment revenues	91,060	18,492	35,535	26,874	1,486	173,447	(37,890)	135,557
Segment expenses	(56,864)	(15,904)	(36,768)	(21,111)	(1,546)	(132,193)	40,630	(91,563)
Segment results	34,196	2,588	(1,233)	5,763	(60)	41,254	2,740	43,994
Other information
Capital expenditures	(11,963)	(10,581)	(5,614)	(7,907)	(21)	(36,086)	(399)	(36,485)
Depreciation and amortization	(13,829)	(3,438)	(2,737)	(3,262)	(21)	(23,287)	(3,917)	(27,204)
Provision recognized in current period	(521)	(665)	(973)	(121)	(13)	(2,293)	581	(1,712)

Adjustments and eliminations:

	2017	2018	2019
Segment results	43,524	41,706	41,254
Operating loss of operating business	(786)	(798)	(599)
Other eliminations and adjustments	1,195	(2,063)	1,739
IFRS reconciliation	(31)	(312)	1,600
Consolidated operating income	43,902	38,533	43,994

Geographic information:

	2017	2018	2019
External revenues
Indonesia	125,970	127,442	130,979
Foreign countries	2,286	3,346	4,578
Total	128,256	130,788	135,557

The revenue information above is based on the location of the customers.

There is no revenue from major customer which exceeds 10% of total revenues for the year ended December 31, 2019.

	2017	2018	2019
Non-current operating assets
Indonesia	130,169	144,296	156,068
Foreign countries	3,233	3,648	3,552
Total	133,402	147,944	159,620

Non-current operating assets for this purpose consist of property and equipment and intangible assets.